Loan Level Exception - Disposition

																											FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	96579040		$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1	1				1											A	A	A	A	A						A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	51467697	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	2	[2] Miscellaneous - Credit Exception:	Loan amount of $XXXX is below program minimum of $XXXX	REVIEWER - WAIVED COMMENT (XXX-XX-XX): [Redacted] has elected to waive with compensating factors.	1	DSC is XX%; XX% > 100% required

Experienced Investor

No public records

One closed mortgage reporting paid as agreed

Reserves are 42 months; 39 months > requirement of 3 months

																									Self-employed for 5 years, owner of XXXX		B	B	B	B	B						A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	11046535	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception to allow loan amount of $XXXX vs program minimum of $XXXX	REVIEWER - WAIVED COMMENT ((XXX-XX-XX): [Redacted] has elected to waive this requirement based on compensating factors.	1	36.43 months reserves > program requirement of 3 months

Borrower has 1 closed mortgage reporting paid as agreed

Borrower is self-employed for 5 years, owner of XXXX

DSC of XX% > program requirement of 100%

Experienced investor

																									No public records		B	B	B	B	B						A	A	A	A	A	B	B	B	B	B